PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at:

Classification	June 30, 2026	December 31, 2025
Vehicles	$447,700	$340,210
Leasehold improvements	1,690,532	1,656,123
Office furniture and fixtures	60,328	60,328
Tooling, machinery and equipment	11,406,922	9,876,922
Total property and equipment	13,605,482	11,933,583
Less: Accumulated depreciation and amortization	(4,347,000)	(3,731,626)
Property and equipment, net	$9,258,482	$8,201,957

Depreciation and amortization expense was $347,135 and $333,177 for the three months ended June 30, 2026 and 2025, respectively. Depreciation and amortization expense was $682,374 and $665,743 for the six months ended June 30, 2026 and 2025, respectively.

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at:

Classification	December 31, 2025	December 31, 2024
Vehicles	$340,210	$335,218
Leasehold improvements	1,656,123	1,656,123
Office furniture & fixtures	60,328	57,362
Tooling, machinery and equipment	9,876,922	9,865,708
Total property and equipment	11,933,583	11,914,411
Less: Accumulated depreciation and amortization	(3,731,626)	(2,431,028)
Property and equipment, net	$8,201,957	$9,483,383

Depreciation and amortization expense was $1,332,393 and $1,327,482 for each of the years ended December 31, 2025 and 2024, respectively.